Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash equivalents	$ 491,342	$ 384,222
Foreign exchange forwards and options	3,471	8,946
Total financial assets	623,113	1,305,119
Liabilities:
Foreign exchange forwards and options	(9,944)	(8,356)
Contingent consideration	(18,359)	(18,088)
Total financial liabilities	(167,041)	(286,058)
Short-term investments
Assets:
Fair value of investment	81,023	672,597
Non-marketable equity securities
Assets:
Fair value of investment	4,435	5,329
Equity options
Assets:
Derivative assets	39,759	221,769
Liabilities:
Derivative liabilities		(222,632)
Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	(39,830)
Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	3,083	12,256
Liabilities:
Interest rate contracts - cash flow hedge	(98,908)	(36,982)
Level 1
Assets:
Cash equivalents	481,360	289,394
Foreign exchange forwards and options	0	0
Total financial assets	481,360	368,994
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	0	0
Total financial liabilities	0	0
Level 1 | Short-term investments
Assets:
Fair value of investment	0	79,600
Level 1 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Equity options
Assets:
Derivative assets	0	0
Level 1 | Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 1 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	0	0
Level 2
Assets:
Cash equivalents	9,982	94,828
Foreign exchange forwards and options	3,471	8,946
Total financial assets	137,318	930,796
Liabilities:
Foreign exchange forwards and options	(9,944)	(8,356)
Contingent consideration	0	0
Total financial liabilities	(148,682)	(267,970)
Level 2 | Short-term investments
Assets:
Fair value of investment	81,023	592,997
Level 2 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Equity options
Assets:
Derivative assets	39,759	221,769
Level 2 | Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	(39,830)	(222,632)
Level 2 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	3,083	12,256
Liabilities:
Interest rate contracts - cash flow hedge	(98,908)	(36,982)
Level 3
Assets:
Cash equivalents	0	0
Foreign exchange forwards and options	0	0
Total financial assets	4,435	5,329
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	(18,359)	(18,088)
Total financial liabilities	(18,359)	(18,088)
Level 3 | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Non-marketable equity securities
Assets:
Fair value of investment	4,435	5,329
Level 3 | Equity options
Assets:
Derivative assets	0	0
Level 3 | Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 3 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	$ 0	$ 0